UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2016

MFS® GLOBAL MULTI-ASSET FUND

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 44.4%
Aerospace - 0.1%
Lockheed Martin Corp., 3.55%, 1/15/2026		$10,000	$10,803

Asset-Backed & Securitized - 1.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049		$26,913	$27,028
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049		30,000	30,286
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		30,955	33,734
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.881%, 6/15/2039		32,000	32,207
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		25,000	25,206
John Deere Owner Trust, “A2”, 1.15%, 10/15/2018		26,000	26,028
JPMorgan Chase Commercial Mortgage Securities Corp., 2014-C26, 3.494%, 1/15/2048		40,000	42,994
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.94%, 6/15/2049		59,284	60,100
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.94%, 6/15/2049		40,577	40,846
Morgan Stanley Capital I Trust, “AM”, FRN, 5.864%, 4/15/2049		30,000	29,017
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.158%, 2/15/2051		42,640	43,169
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		35,606	38,230

			$428,845
Automotive - 0.4%
Delphi Automotive PLC, 4.25%, 1/15/2026		$12,000	$13,073
General Motors Co., 5.2%, 4/01/2045		19,000	19,763
General Motors Financial Co., Inc., 3.45%, 4/10/2022		11,000	11,157
Lear Corp., 5.25%, 1/15/2025		18,000	19,485
Renault S.A., 3.625%, 9/19/2018	EUR	15,000	18,028
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	10,000	11,486
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/2049	EUR	6,000	6,426

			$99,418
Biotechnology - 0.2%
Life Technologies Corp., 6%, 3/01/2020		$32,000	$35,783

Broadcasting - 0.1%
Omnicom Group, Inc., 3.6%, 4/15/2026		$10,000	$10,569
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	19,000	22,996

			$33,565
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$7,000	$7,272
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		11,000	11,906

			$19,178
Building - 0.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		$22,000	$22,963
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	20,000	23,633
Masco Corp., 4.375%, 4/01/2026		$10,000	10,525
Owens Corning, 4.2%, 12/15/2022		4,000	4,297
Owens Corning, 3.4%, 8/15/2026		8,000	8,037

			$69,455
Business Services - 0.4%
Cisco Systems, Inc., 2.2%, 2/28/2021		$14,000	$14,325
Equinix, Inc., 5.75%, 1/01/2025		15,000	15,938
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		25,000	26,707
Fidelity National Information Services, Inc., 5%, 10/15/2025		6,000	6,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
Fidelity National Information Services, Inc., 3%, 8/15/2026		$12,000	$11,882
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		5,000	5,001
MSCI, Inc., 5.75%, 8/15/2025 (n)		12,000	12,810

			$93,505
Cable TV - 0.7%
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)		$27,000	$31,800
Comcast Corp., 2.75%, 3/01/2023		32,000	33,158
Comcast Corp., 4.65%, 7/15/2042		16,000	18,490
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		12,000	12,083
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	10,000	8,355
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)		$35,000	36,645
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		7,000	7,193
Time Warner Cable, Inc., 4.5%, 9/15/2042		5,000	4,771

			$152,495
Chemicals - 0.1%
LyondellBasell Industries N.V., 4.625%, 2/26/2055		$20,000	$19,812

Computer Software - 0.1%
Microsoft Corp., 1.55%, 8/08/2021		$24,000	$23,902
VeriSign, Inc., 4.625%, 5/01/2023		9,000	9,124

			$33,026
Computer Software - Systems - 0.6%
Apple, Inc., 3.05%, 7/31/2029	GBP	100,000	$147,235

Consumer Products - 0.1%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023		$10,000	$10,645
Newell Rubbermaid, Inc., 4%, 12/01/2024		11,000	11,686
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		3,000	3,521

			$25,852
Consumer Services - 0.1%
Service Corp. International, 5.375%, 5/15/2024		$16,000	$16,960

Containers - 0.1%
Ball Corp., 5%, 3/15/2022		$3,000	$3,233
Ball Corp., 4%, 11/15/2023		7,000	7,053
Ball Corp., 5.25%, 7/01/2025		5,000	5,388

			$15,674
Electronics - 0.1%
Flextronics International Ltd., 4.625%, 2/15/2020		$4,000	$4,291
Tyco Electronics Group S.A., 2.375%, 12/17/2018		11,000	11,194

			$15,485
Emerging Market Quasi-Sovereign - 0.1%
Petroleos Mexicanos, 3.125%, 1/23/2019		$12,000	$12,108
Petroleos Mexicanos, 5.5%, 1/21/2021		20,000	21,150

			$33,258
Emerging Market Sovereign - 0.4%
Nota do Tesouro Nacional, 10%, 1/01/2027	BRL	212,000	$59,359
Republic of Indonesia, 8.375%, 9/15/2026	IDR	353,000,000	29,387

			$88,746

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - 0.1%
Concho Resources, Inc., 6.5%, 1/15/2022		$15,000	$15,563

Financial Institutions - 0.2%
Icahn Enterprises LP, 5.875%, 2/01/2022		$23,000	$22,080
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		13,000	14,186
Navient Corp., 7.25%, 9/25/2023		12,000	12,000

			$48,266
Food & Beverages - 0.9%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	15,000	$17,722
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$17,000	17,944
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		22,000	25,295
Constellation Brands, Inc., 4.25%, 5/01/2023		34,000	35,998
J.M. Smucker Co., 2.5%, 3/15/2020		27,000	27,662
J.M. Smucker Co., 4.375%, 3/15/2045		2,000	2,208
Kraft Heinz Foods Co., 3.5%, 7/15/2022		20,000	21,254
Kraft Heinz Foods Co., 3%, 6/01/2026		6,000	6,048
Kraft Heinz Foods Co., 5%, 7/15/2035		3,000	3,464
Mead Johnson Nutrition Co., 3%, 11/15/2020		11,000	11,457
SYSCO Corp., 2.5%, 7/15/2021		24,000	24,514
Tyson Foods, Inc., 5.15%, 8/15/2044		3,000	3,533
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		5,000	5,173
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		6,000	6,351

			$208,623
Food & Drug Stores - 0.1%
CVS Health Corp., 3.375%, 8/12/2024		$16,000	$16,933
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034		13,000	13,815

			$30,748
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$25,000	$28,270

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 5.625%, 3/01/2021		$11,000	$12,340

Insurance - 0.3%
American International Group, Inc., 3.75%, 7/10/2025		$17,000	$17,830
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	50,000	62,361

			$80,191
Insurance - Health - 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$11,000	$11,233
Aetna, Inc., 4.25%, 6/15/2036		8,000	8,286

			$19,519
Insurance - Property & Casualty - 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$7,000	$7,274
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		40,000	38,004
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		3,000	3,078
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		8,000	8,404
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		13,000	14,063
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		6,000	6,102

			$76,925

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 11/23/2041		$20,000	$21,326
Statoil A.S.A., FRN, 1.107%, 5/15/2018		11,000	10,991

			$32,317
International Market Sovereign - 10.7%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	188,000	$170,351
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	5,000	10,355
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	19,000	33,014
Government of Canada, 4.25%, 6/01/2018	CAD	81,000	65,549
Government of Canada, 2.5%, 6/01/2024	CAD	63,000	54,054
Government of Canada, 5.75%, 6/01/2033	CAD	53,000	65,640
Government of Canada, 4%, 6/01/2041	CAD	12,000	13,469
Government of Japan, 2.1%, 9/20/2024	JPY	300,000	3,504
Government of Japan, 0.4%, 9/20/2025	JPY	3,500,000	36,212
Government of Japan, 0.3%, 12/20/2025	JPY	600,000	6,150
Government of Japan, 2.2%, 9/20/2027	JPY	15,250,000	187,372
Government of Japan, 1.7%, 9/20/2032	JPY	2,000,000	24,488
Government of Japan, 1.5%, 3/20/2034	JPY	22,500,000	269,581
Government of Japan, 2.4%, 3/20/2037	JPY	6,550,000	90,283
Government of Japan, 1.8%, 3/20/2043	JPY	6,200,000	82,150
Government of Japan, 2%, 3/20/2052	JPY	3,000,000	44,050
Government of New Zealand, 5.5%, 4/15/2023	NZD	155,000	136,547
Kingdom of Belgium, 4%, 3/28/2032	EUR	57,000	97,620
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	310,000	54,238
Kingdom of Spain, 5.4%, 1/31/2023	EUR	43,000	63,822
Kingdom of Spain, 5.15%, 10/31/2028	EUR	32,000	52,185
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	41,000	74,687
Republic of France, 6%, 10/25/2025	EUR	53,000	92,063
Republic of France, 4.75%, 4/25/2035	EUR	30,000	57,963
Republic of France, 4.5%, 4/25/2041	EUR	28,000	56,897
Republic of Ireland, 5.4%, 3/13/2025 (e)	EUR	16,000	25,732
Republic of Italy, 3.75%, 3/01/2021	EUR	60,000	77,958
Republic of Italy, 5.5%, 9/01/2022	EUR	216,000	313,617
United Kingdom Treasury, 5%, 3/07/2018	GBP	32,000	44,393
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	2,000	3,525
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	28,000	52,216
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	27,000	52,298
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	25,000	45,017
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	10,000	21,339
United Kingdom Treasury, 4%, 1/22/2060	GBP	3,000	7,169

			$2,485,508
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	8,000	$6,137
Province of Manitoba, 4.15%, 6/03/2020	CAD	7,000	5,921

			$12,058
Major Banks - 1.5%
Bank of America Corp., 7.625%, 6/01/2019		$25,000	$28,690
Bank of America Corp., 2.625%, 4/19/2021		40,000	40,636
Bank of America Corp., 3.875%, 8/01/2025		21,000	22,435
Bank of America Corp., FRN, 6.1%, 12/29/2049		8,000	8,340
Credit Agricole S.A., 7.875% to 10/26/2019, FRN to 10/29/2049	EUR	50,000	66,005
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$15,000	15,232
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		12,000	13,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 4.25%, 10/15/2020		$27,000	$29,266
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		12,000	13,245
Morgan Stanley, 2.2%, 12/07/2018		9,000	9,094
Morgan Stanley, 2.5%, 4/21/2021		19,000	19,238
Morgan Stanley, 3.95%, 4/23/2027		24,000	24,928
PNC Financial Services Group, Inc., FRN, 6.75%, 7/29/2049		25,000	27,969
Wells Fargo & Co., 4.1%, 6/03/2026		25,000	26,524

			$345,540
Medical & Health Technology & Services - 0.5%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$23,000	$24,944
DaVita, Inc., 5%, 5/01/2025		8,000	8,030
Fresenius U.S. Finance II, Inc., 4.25%, 2/01/2021 (n)		16,000	16,960
HCA, Inc., 4.75%, 5/01/2023		20,000	20,850
HCA, Inc., 5.25%, 6/15/2026		6,000	6,375
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		10,000	10,414
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		13,000	14,140
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		8,000	8,193
Universal Health Services, Inc., 5%, 6/01/2026 (n)		8,000	8,330

			$118,236
Medical Equipment - 0.2%
Medtronic, Inc., 3.5%, 3/15/2025		$27,000	$29,075
Zimmer Holdings, Inc., 4.25%, 8/15/2035		5,000	5,074

			$34,149
Metals & Mining - 0.2%
Barrick North America Finance LLC, 5.7%, 5/30/2041		$3,000	$3,414
Barrick North America Finance LLC, 5.75%, 5/01/2043		14,000	16,417
Cameco Corp., 5.67%, 9/02/2019	CAD	11,000	9,039
Kinross Gold Corp., 5.95%, 3/15/2024		$13,000	13,576

			$42,446
Midstream - 0.5%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$14,000	$14,639
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		21,000	21,727
Energy Transfer Partners LP, 3.6%, 2/01/2023		10,000	9,842
Enterprise Products Operating LLC, 1.65%, 5/07/2018		12,000	12,004
Enterprise Products Operating LLC, 3.9%, 2/15/2024		6,000	6,276
Enterprise Products Operating LLC, 4.85%, 3/15/2044		5,000	5,196
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		5,000	6,045
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		12,000	12,030
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	13,000	10,214
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		$2,000	2,150
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)		3,000	3,261
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (z)		12,000	12,300

			$115,684
Mortgage-Backed - 2.4%
Fannie Mae, 5.05%, 1/01/2017		$26,992	$27,000
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044		94,444	103,874
Fannie Mae, 5.5%, 1/01/2037		8,265	9,375
Fannie Mae, 6%, 12/01/2037 - 6/01/2038		6,983	8,003
Fannie Mae, 5%, 8/01/2040		15,545	17,311
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		118,412	127,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.5%, 5/01/2043		$60,619	$65,048
Freddie Mac, 3.3%, 4/25/2023		50,325	54,943
Freddie Mac, 3.458%, 8/25/2023		50,325	55,463
Freddie Mac, 2.673%, 3/25/2026		27,000	28,250
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		38,853	42,646
Freddie Mac, 5%, 7/01/2041		24,122	27,029

			$566,482
Network & Telecom - 0.5%
AT&T, Inc., 2.45%, 6/30/2020		$30,000	$30,554
AT&T, Inc., 4.75%, 5/15/2046		14,000	14,650
British Telecom PLC, 5.75%, 12/07/2028	GBP	5,000	9,221
Verizon Communications, Inc., 4.5%, 9/15/2020		$18,000	19,753
Verizon Communications, Inc., 5.15%, 9/15/2023		11,000	12,814
Verizon Communications, Inc., 6.4%, 9/15/2033		5,000	6,478
Verizon Communications, Inc., 5.05%, 3/15/2034		9,000	10,116

			$103,586
Oils - 0.0%
Valero Energy Corp., 4.9%, 3/15/2045		$9,000	$8,883

Other Banks & Diversified Financials - 0.1%
Capital One Financial Corp., 3.2%, 2/05/2025		$12,000	$12,233
Discover Bank, 4.25%, 3/13/2026		8,000	8,548

			$20,781
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$6,000	$6,063

Pharmaceuticals - 0.6%
Actavis Funding SCS, 3.8%, 3/15/2025		$11,000	$11,642
Actavis Funding SCS, 4.85%, 6/15/2044		2,000	2,200
Actavis, Inc., 1.875%, 10/01/2017		12,000	12,041
Celgene Corp., 2.875%, 8/15/2020		43,000	44,483
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		15,000	15,801
Gilead Sciences, Inc., 2.35%, 2/01/2020		18,000	18,474
Mylan, Inc., 2.55%, 3/28/2019		4,000	4,051
Shire Acquisitions Investments Ireland Designated Activity Co., 2.4%, 9/23/2021		26,000	26,033
Teva Pharmaceutical Industries Ltd., 2.8%, 7/21/2023		10,000	10,026
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046		2,000	1,991

			$146,742
Real Estate - Apartment - 0.2%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/2020	EUR	20,000	$23,557
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	20,000	24,653

			$48,210
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$14,000	$14,389

Real Estate - Other - 0.0%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025		$7,000	$7,132

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$25,000	$27,987

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/2045		$12,000	$13,927

Retailers - 0.5%
Best Buy Co., Inc., 5.5%, 3/15/2021		$37,000	$40,978
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		17,000	17,383
Home Depot, Inc., 2.625%, 6/01/2022		15,000	15,576
L Brands, Inc., 6.875%, 11/01/2035		2,000	2,180
Limited Brands, Inc., 7%, 5/01/2020		25,000	28,813

			$104,930
Supermarkets - 0.0%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	10,000	$8,802

Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	5,000	$3,931
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	10,000	8,778
International Finance Corp., 3.25%, 7/22/2019	AUD	15,000	11,895

			$24,604
Telecommunications - Wireless - 0.8%
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	50,000	$69,556
American Tower Corp., REIT, 4.7%, 3/15/2022		$4,000	4,446
American Tower Corp., REIT, 3.5%, 1/31/2023		11,000	11,474
American Tower Corp., REIT, 4%, 6/01/2025		25,000	26,741
Crown Castle International Corp., 2.25%, 9/01/2021		14,000	13,989
Crown Castle International Corp., 5.25%, 1/15/2023		18,000	20,382
Crown Castle International Corp., 3.7%, 6/15/2026		6,000	6,260
T-Mobile USA, Inc., 6.25%, 4/01/2021		22,000	23,086
T-Mobile USA, Inc., 6%, 4/15/2024		9,000	9,630

			$185,564
Telephone Services - 0.0%
TELUS Corp., 5.05%, 7/23/2020	CAD	12,000	$10,242

Tobacco - 0.4%
Altria Group, Inc., 2.85%, 8/09/2022		$30,000	$31,324
Altria Group, Inc., 4%, 1/31/2024		15,000	16,749
Reynolds American, Inc., 8.125%, 6/23/2019		11,000	12,885
Reynolds American, Inc., 3.25%, 6/12/2020		20,000	21,041
Reynolds American, Inc., 4.45%, 6/12/2025		4,000	4,463

			$86,462
Transportation - Services - 0.0%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)		$5,000	$5,032

U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 4.57%, 6/01/2025		$25,954	$27,628
Small Business Administration, 2.22%, 3/01/2033		27,512	27,909

			$55,537
U.S. Treasury Obligations - 15.7%
U.S. Treasury Bonds, 3.625%, 2/15/2044		$60,000	$76,399
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/2020		125,479	127,926
U.S. Treasury Bonds, TIPS, 1.125%, 1/15/2021 (f)		138,619	147,526
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/2023 (f)		139,608	144,676
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2024 (f)		129,958	136,341

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024 (f)		$164,193	$166,591
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/2025		137,169	139,711
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		154,484	184,090
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/2025		169,477	175,025
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2026		84,065	88,412
U.S. Treasury Bonds, TIPS, 2%, 1/15/2026		77,602	91,146
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2027 (f)		58,475	71,713
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/2028		67,777	79,332
U.S. Treasury Bonds, TIPS, 3.625%, 4/15/2028 (f)		58,030	80,126
U.S. Treasury Bonds, TIPS, 2.5%, 1/15/2029		54,925	69,725
U.S. Treasury Bonds, TIPS, 3.875%, 4/15/2029		52,701	75,938
U.S. Treasury Bonds, TIPS, 3.375%, 4/15/2032		18,982	27,854
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/2040		27,836	37,033
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/2041 (f)		46,156	61,978
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/2042		64,968	66,938
U.S. Treasury Bonds, TIPS, 0.625%, 2/15/2043		50,244	50,378
U.S. Treasury Bonds, TIPS, 1.375%, 2/15/2044		76,414	90,642
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/2045		76,649	79,005
U.S. Treasury Notes, 1.75%, 5/15/2022		131,000	134,301
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2018 (f)		173,864	175,757
U.S. Treasury Notes, TIPS, 1.375%, 7/15/2018		49,105	51,184
U.S. Treasury Notes, TIPS, 2.125%, 1/15/2019		60,530	64,465
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2019		61,624	62,673
U.S. Treasury Notes, TIPS, 1.875%, 7/15/2019		81,153	87,151
U.S. Treasury Notes, TIPS, 1.375%, 1/15/2020 (f)		62,322	66,176
U.S. Treasury Notes, TIPS, 1.25%, 7/15/2020		128,007	136,774
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2021		38,586	39,391
U.S. Treasury Notes, TIPS, 0.625%, 7/15/2021		121,727	127,820
U.S. Treasury Notes, TIPS, 0.125%, 1/15/2022 (f)		119,088	121,546
U.S. Treasury Notes, TIPS, 0.125%, 7/15/2022 (f)		164,304	168,222
U.S. Treasury Notes, TIPS, 0.125%, 1/15/2023 (f)		132,413	134,501

			$3,638,466
Utilities - Electric Power - 0.7%
CMS Energy Corp., 5.05%, 3/15/2022		$15,000	$17,112
Duke Energy Corp., 2.65%, 9/01/2026		13,000	12,756
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	5,000	9,676
EDP Finance B.V., 4.125%, 6/29/2020	EUR	25,000	31,420
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)		$3,000	3,070
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)		4,000	4,146
PPL Capital Funding, Inc., 3.1%, 5/15/2026		14,000	14,231
PPL Capital Funding, Inc., 5%, 3/15/2044		6,000	6,763
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		4,000	4,456
Progress Energy, Inc., 7.05%, 3/15/2019		30,000	33,857
Southern Co., 2.95%, 7/01/2023		8,000	8,266
Southern Co., 4.4%, 7/01/2046		12,000	12,948

			$158,701
Total Bonds			$10,288,000

Common Stocks - 29.7%
Aerospace - 0.8%
Honeywell International, Inc. (s)		1,673	$195,055

Apparel Manufacturers - 0.6%
LVMH Moet Hennessy Louis Vuitton S.A.		810	$138,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - 0.6%
Delphi Automotive PLC	1,953	$139,288

Biotechnology - 0.5%
Alexion Pharmaceuticals, Inc. (a)	863	$105,752

Brokerage & Asset Managers - 0.4%
Charles Schwab Corp.	3,148	$99,382

Business Services - 0.9%
Cognizant Technology Solutions Corp., “A” (a)	1,762	$84,065
Fidelity National Information Services, Inc.	1,673	128,871

		$212,936
Chemicals - 1.1%
Monsanto Co.	1,156	$118,143
PPG Industries, Inc.	1,341	138,606

		$256,749
Computer Software - 0.6%
Salesforce.com, Inc. (a)	2,057	$146,726

Computer Software - Systems - 0.8%
Hewlett Packard Enterprise (s)	8,310	$189,053

Consumer Products - 1.0%
Newell Brands, Inc. (s)	4,233	$222,910

Consumer Services - 0.5%
Priceline Group, Inc. (a)	80	$117,719

Electrical Equipment - 0.7%
Johnson Controls International PLC	3,266	$151,967

Electronics - 1.2%
Broadcom Corp.	734	$126,630
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,980	152,338

		$278,968
Energy - Independent - 1.2%
EOG Resources, Inc. (s)	1,964	$189,938
Oil Search Ltd.	17,802	97,410

		$287,348
Energy - Integrated - 1.0%
BP PLC	38,857	$226,640

Food & Beverages - 1.6%
Danone S.A.	2,449	$181,709
Mondelez International, Inc. (s)	4,217	185,126

		$366,835
Food & Drug Stores - 0.5%
CVS Health Corp.	1,241	$110,437

General Merchandise - 0.4%
Costco Wholesale Corp.	618	$94,251

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 1.5%
AIA Group Ltd.	19,000	$127,302
Aon PLC	1,144	128,689
Chubb Ltd.	700	87,955

		$343,946
Internet - 1.1%
Alphabet, Inc., “A” (a)(s)	324	$260,515

Machinery & Tools - 0.5%
Kubota Corp.	8,200	$123,955

Major Banks - 0.4%
Lloyds TSB Group PLC	129,301	$91,422

Medical Equipment - 1.6%
Medtronic PLC (s)	2,818	$243,475
PerkinElmer, Inc.	2,418	135,674

		$379,149
Metals & Mining - 0.3%
Rio Tinto Ltd.	2,005	$66,906

Natural Gas - Distribution - 0.4%
China Resources Gas Group Ltd.	26,000	$89,320

Other Banks & Diversified Financials - 3.3%
Citigroup, Inc.	3,122	$147,452
HDFC Bank Ltd., ADR	1,467	105,463
Julius Baer Group Ltd.	2,242	91,226
Kasikornbank Co. Ltd.	12,900	70,130
KBC Groep N.V. (a)	1,589	92,499
UBS AG	7,752	105,568
Visa, Inc., “A”	1,786	147,702

		$760,040
Pharmaceuticals - 1.4%
Eli Lilly & Co. (s)	2,255	$180,986
Roche Holding AG	582	144,377

		$325,363
Printing & Publishing - 0.6%
RELX N.V.	7,342	$131,921

Railroad & Shipping - 0.7%
Union Pacific Corp.	1,677	$163,558

Real Estate - 0.4%
LEG Immobilien AG	983	$94,071

Restaurants - 0.6%
YUM! Brands, Inc.	1,649	$149,746

Specialty Chemicals - 0.4%
Linde AG	551	$93,649

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 1.4%
KDDI Corp.	10,300	$316,400

Telephone Services - 0.2%
Hellenic Telecommunications Organization S.A.	5,648	$49,488

Utilities - Electric Power - 0.5%
CMS Energy Corp.	2,810	$118,048
Total Common Stocks		$6,897,638

Underlying Affiliated Funds - 19.9%
MFS Commodity Strategy Fund - Class R6 (v)	572,955	$3,403,354
MFS Global Real Estate Fund - Class R6	72,445	1,216,357
Total Underlying Affiliated Funds		$4,619,711

Floating Rate Loans (g)(r) - 0.2%
Automotive - 0.0%
Allison Transmission Holdings, Inc. Term Loan B3, 3.5%, 8/23/2019	$7,461	$7,487

Containers - 0.0%
Berry Plastics Holding Corp., Term Loan G, 3.5%, 1/06/2021	$13,156	$13,153

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B1, 3.5%, 10/26/2020	$13,156	$13,194

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$13,089	$13,147
Total Floating Rate Loans		$46,981
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.1%
iShares MSCI Emerging Markets ETF - December 2016 @ $36	170	$16,490
Russell 2000 Index - October 2016 @ $1,070	11	484
Total Put Options Purchased		$16,974

Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 0.4% (v)	939,898	$939,898
Total Investments		$22,809,202

Other Assets, Less Liabilities - 1.6%		374,307
Net Assets - 100.0%		$23,183,509

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $247,589, representing 1.1% of net assets.

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At September 30, 2016, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	9/19/16	$12,000	$12,300
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/16

Forward Foreign Currency Exchange Contracts at 9/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	935,280	12/14/16	$701,641	$714,683	$13,042
SELL	AUD	UBS AG	27,924	12/09/16	21,349	21,340	9
SELL	BRL	Goldman Sachs International	201,742	12/02/16	61,236	61,002	234
SELL	CAD	JPMorgan Chase Bank N.A.	1,272,866	12/14/16	971,561	970,713	848
BUY	CHF	JPMorgan Chase Bank N.A.	86,312	12/14/16	89,001	89,221	220
SELL	CNY	JPMorgan Chase Bank N.A.	482,000	4/26/17	72,367	71,465	902
BUY	CZK	Barclays Bank PLC	160,000	12/09/16	6,667	6,672	5
BUY	EUR	Goldman Sachs International	353,327	12/09/16	397,160	398,090	930
BUY	EUR	JPMorgan Chase Bank N.A.	1,000	12/09/16	1,123	1,127	4
SELL	GBP	JPMorgan Chase Bank N.A.	1,325,137	12/09/16-12/14/16	1,752,455	1,719,982	32,473
SELL	GBP	Merrill Lynch International	49,914	12/09/16	64,972	64,777	195
BUY	HKD	Goldman Sachs International	574,072	12/14/16	74,063	74,066	3
SELL	HKD	JPMorgan Chase Bank N.A.	108,502	12/14/16	14,000	13,999	1
SELL	IDR	JPMorgan Chase Bank N.A.	390,063,000	10/31/16	30,040	29,769	271
BUY	ILS	JPMorgan Chase Bank N.A.	45,000	12/09/16	12,018	12,027	9
BUY	JPY	JPMorgan Chase Bank N.A.	25,774,142	12/14/16	254,000	254,942	942
SELL	JPY	JPMorgan Chase Bank N.A.	760,000	12/09/16	7,520	7,515	5
BUY	KRW	Deutsche Bank AG	103,686,000	11/21/16	92,531	94,115	1,584
BUY	MXN	JPMorgan Chase Bank N.A.	480,659	12/09/16	24,534	24,607	73
SELL	MXN	JPMorgan Chase Bank N.A.	945,973	12/14/16	49,108	48,404	704
SELL	MYR	JPMorgan Chase Bank N.A.	205,427	12/14/16	49,693	49,498	195
BUY	NOK	Deutsche Bank AG	677,371	12/09/16	83,075	84,743	1,668
BUY	NOK	Goldman Sachs International	14,905,708	12/14/16	1,805,098	1,864,830	59,732
BUY	NZD	Goldman Sachs International	354,703	12/14/16	257,000	257,565	565
SELL	NZD	Westpac Banking Corp.	275,845	12/09/16	200,767	200,338	429
BUY	SEK	Goldman Sachs International	1,188,997	12/09/16-12/14/16	138,447	139,057	610
SELL	SEK	Goldman Sachs International	8,959,975	12/14/16	1,056,197	1,048,148	8,049
SELL	SGD	JPMorgan Chase Bank N.A.	86,023	12/14/16	63,200	63,101	99
BUY	THB	JPMorgan Chase Bank N.A.	719,460	11/22/16	20,687	20,749	62
BUY	TWD	JPMorgan Chase Bank N.A.	434,098	12/14/16	13,799	13,876	77
BUY	ZAR	Goldman Sachs International	167,908	12/14/16	12,000	12,070	70

							$124,010

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	19,613	12/14/16	$15,000	$14,987	$(13)
SELL	BRL	JPMorgan Chase Bank N.A.	179,626	12/14/16	53,054	54,114	(1,060)
BUY	CAD	JPMorgan Chase Bank N.A.	1,833,087	12/14/16	1,402,000	1,397,948	(4,052)
SELL	CAD	Merrill Lynch International	186,148	12/09/16	141,144	141,955	(811)
BUY	CHF	UBS AG	52,000	12/09/16	53,793	53,732	(61)
SELL	CHF	JPMorgan Chase Bank N.A.	2,003,721	12/14/16	2,067,470	2,071,237	(3,767)
SELL	CLP	JPMorgan Chase Bank N.A.	9,422,250	12/14/16	13,839	14,244	(405)
SELL	DKK	Barclays Bank PLC	219,302	12/09/16	33,046	33,190	(144)
SELL	DKK	Goldman Sachs International	496,916	12/14/16	75,214	75,226	(12)
SELL	EUR	Goldman Sachs International	3,185,561	12/14/16	3,585,886	3,590,092	(4,206)
SELL	HKD	JPMorgan Chase Bank N.A.	2,875,302	12/14/16	370,915	370,967	(52)
SELL	IDR	JPMorgan Chase Bank N.A.	312,390,000	12/15/16	23,334	23,676	(342)
SELL	ILS	Goldman Sachs International	119,919	12/14/16	31,835	32,056	(221)
SELL	INR	JPMorgan Chase Bank N.A.	3,492,540	12/14/16	51,533	51,829	(296)
BUY	JPY	Goldman Sachs International	66,045,613	12/09/16	660,446	653,083	(7,363)
SELL	JPY	JPMorgan Chase Bank N.A.	106,339,896	12/14/16	1,048,339	1,051,848	(3,509)
SELL	KRW	JPMorgan Chase Bank N.A.	235,759,770	12/14/16	213,321	213,974	(653)
BUY	MYR	JPMorgan Chase Bank N.A.	91,709	10/11/16	22,726	22,167	(559)
SELL	NOK	Goldman Sachs International	547,553	12/14/16	68,000	68,504	(504)
BUY	NZD	Goldman Sachs International	229,381	12/14/16	166,990	166,563	(427)
BUY	PLN	JPMorgan Chase Bank N.A.	59,039	12/09/16	15,445	15,418	(27)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	PLN	Goldman Sachs International	92,471	12/14/16	$23,807	$24,148	$(341)
SELL	RUB	JPMorgan Chase Bank N.A.	1,557,772	12/14/16	23,470	24,386	(916)
BUY	SGD	JPMorgan Chase Bank N.A.	25,000	12/09/16	18,397	18,338	(59)
SELL	THB	JPMorgan Chase Bank N.A.	1,524,346	12/14/16	43,584	43,950	(366)
BUY	TRY	Deutsche Bank AG	43,000	12/09/16	14,253	14,139	(114)
SELL	TWD	Goldman Sachs International	2,925,480	12/14/16	92,955	93,512	(557)
BUY	ZAR	JPMorgan Chase Bank N.A.	197,000	12/09/16	14,445	14,175	(270)
SELL	ZAR	JPMorgan Chase Bank N.A.	1,051,235	12/14/16	71,129	75,565	(4,436)

							$(35,543)

Futures Contracts at 9/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
S&P/TSX 60 Index (Long)	CAD	3	$391,112	December - 2016	$78
DAX Index (Long)	EUR	1	295,230	December - 2016	3,424
FTSE 100 Index (Long)	GBP	16	1,422,135	December - 2016	38,013
Hang Seng China Enterprises Index (Short)	HKD	5	313,014	October - 2016	2,642
TOPIX Index (Short)	JPY	9	1,182,340	December - 2016	6,510
KOSPI 200 Index (Short)	KRW	7	822,526	December - 2016	6,729
E-Mini S&P 500 Index (Short)	USD	14	1,512,280	December - 2016	5,797
Russell 2000 Index (Short)	USD	6	748,980	December - 2016	1,523
SGX CNX Nifty Index (Long)	USD	7	121,114	October - 2016	57
FTSE/JSE Top 40 Index (Short)	ZAR	25	836,710	December - 2016	12,560

					$77,333

Interest Rate Futures
United Kingdom Gilt Bond 10 yr (Short)	GBP	18	$3,038,822	December - 2016	$22,767
U.S. Treasury Note 10 yr (Long)	USD	23	3,015,875	December - 2016	51

					$22,818

					$100,151

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	13	$1,351,664	December - 2016	$(30,219)
Bovespa Index (Long)	BRL	58	1,046,003	October - 2016	(23,633)
AEX 25 Index (Long)	EUR	2	203,147	October - 2016	(855)
CAC 40 Index (Long)	EUR	1	49,916	October - 2016	(307)
FTSE/MIB Index (Long)	EUR	2	183,746	December - 2016	(3,860)
IBEX 35 Index (Long)	EUR	4	393,738	October - 2016	(2,404)
Hang Seng Index (Long)	HKD	8	1,211,965	October - 2016	(1,738)
Mexico Bolsa Index (Long)	MXN	15	365,056	December - 2016	(4,806)
OMX 30 Index (Long)	SEK	29	486,274	October - 2016	(623)
MSCI Singapore Index (Short)	SGD	4	93,010	October - 2016	(1,252)
TurkDEX-BIST 30 Index (Long)	TRY	86	270,486	October - 2016	(3,630)
MSCI Taiwan Index (Long)	USD	33	1,133,848	October - 2016	(11,100)

					$(84,427)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 9/30/16 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	4	$419,461	December - 2016	$(5,242)
Canadian Treasury Bond 10 yr (Short)	CAD	37	4,143,481	December - 2016	(1,260)
German Euro Bund 10 yr (Short)	EUR	6	1,116,834	December - 2016	(800)
Japanese Government Bond 10 yr (Long)	JPY	2	3,004,586	December - 2016	(1,085)

					$(8,387)

					$(92,814)

At September 30, 2016, the fund had cash collateral of $217,624 and liquid securities with an aggregate value of $1,621,575 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,324,694	$—	$—	$4,324,694
Japan	316,400	123,955	—	440,355
United Kingdom	384,968	—	—	384,968
Switzerland	341,171	—	—	341,171
France	319,834	—	—	319,834
Germany	187,721	—	—	187,721
Taiwan	152,338	—	—	152,338
Netherlands	131,921	—	—	131,921
Hong Kong	—	127,302	—	127,302
Other Countries	247,448	256,860	—	504,308
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	3,694,003	—	3,694,003
Non-U.S. Sovereign Debt	—	2,664,433	—	2,664,433
U.S. Corporate Bonds	—	2,394,549	—	2,394,549
Residential Mortgage-Backed Securities	—	566,482	—	566,482
Commercial Mortgage-Backed Securities	—	402,817	—	402,817
Asset-Backed Securities	—	26,028	—	26,028
Foreign Bonds	—	539,688	—	539,688
Floating Rate Loans	—	46,981	—	46,981
Mutual Funds	5,559,609	—	—	5,559,609
Total Investments	$11,966,104	$10,843,098	$—	$22,809,202

Other Financial Instruments
Futures Contracts - Assets	$84,270	$15,881	$—	$100,151
Futures Contracts - Liabilities	(44,875)	(47,939)	—	(92,814)
Forward Foreign Currency Exchange Contracts	—	88,467	—	88,467

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 1 investments presented above, equity investments amounting to $1,454,223 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$24,030,021
Gross unrealized appreciation	259,472
Gross unrealized depreciation	(1,480,291)
Net unrealized appreciation (depreciation)	$(1,220,819)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	580,389	14,580	(22,014)	572,955
MFS Global Real Estate Fund	72,368	1,678	(1,601)	72,445
MFS Institutional Money Market Portfolio	982,914	1,727,645	(1,770,661)	939,898

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$13,941	$—	$—	$3,403,354
MFS Global Real Estate Fund	7,579	—	—	1,216,357
MFS Institutional Money Market Portfolio	11	—	870	939,898

	$21,531	$—	$870	$5,559,609

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 11, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 11, 2016

*	Print name and title of each signing officer under his or her signature.